John Hancock High Yield ETF Expense Example - John Hancock High Yield ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,213